Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Jul. 24, 2015
Document Effective Date	Jul. 24, 2015
Prospectus Date	May 01, 2015
Eaton Vance Global Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	EAVSX
Eaton Vance Global Small-Cap Fund | Class B
Risk/Return:
Trading Symbol	EBVSX
Eaton Vance Global Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	ECVSX
Eaton Vance Global Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	EIVSX